Warrants (Details Textual) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 28, 2016	Dec. 31, 2019	Dec. 31, 2018
Warrants (Textual)
Aggregate common stock shares		1,356,565
warrants issued		1,000,000	1,000,000
warrants outstanding		1,000,000	1,000,000
Hangzhou Lianluo Ltd [Member]
Warrants (Textual)
Warrants issued for services	1,000,000
Aggregate common stock shares	1,000,000
Exercise price	$ 2.20